CONVERTIBLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended									3 Months Ended		12 Months Ended
	Sep. 30, 2018 shares	Jun. 30, 2016 CNY (¥)	Sep. 30, 2015 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2013 CNY (¥)	Jan. 31, 2016 USD ($) $ / shares shares	Jan. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 $ / shares shares
CONVERTIBLE PREFERRED SHARES
Proceeds of preferred shareholders												$ 40,407	¥ 277,819	¥ 49,475	¥ 195,918
Split each of issued and unissued ordinary shares and preferred shares			2
Deemed dividend | ¥															¥ 55,281
Series A convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Convertible preferred stock, shares issued								2,100,000				0	0			4,200,000	4,200,000
Issuance price per share | $ / shares								$ 1
Proceeds of preferred shareholders								$ 2,100	¥ 12,922
Convertible preferred stock, shares authorized			4,200,000									0	0			4,200,000	4,200,000
Series B convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Convertible preferred stock, shares issued						5,698,089						0	0			11,396,178	11,396,178
Issuance price per share | $ / shares						$ 1.6627
Proceeds of preferred shareholders						$ 9,474	¥ 57,980
Convertible preferred stock, shares authorized			11,396,178									0	0			11,396,178	11,396,178
Series C convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Convertible preferred stock, shares issued				15,869,617								0	0			31,739,234	31,739,234
Issuance price per share | $ / shares				$ 4.6027
Proceeds of preferred shareholders				$ 73,043	¥ 450,909
Issuance cost				$ 90	¥ 585
Convertible preferred stock, shares authorized			31,739,234									0	0			31,739,234	31,739,234
Series D convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Convertible preferred stock, shares issued										26,598,954		0	0			27,783,584	27,783,584			1,184,630
Issuance price per share to compensate dilution caused by the additional issuance and reservation for share incentive plan | $ / shares																				$ 0.00005
Issuance price per share | $ / shares										$ 7.0679										$ 6.7665
Proceeds of preferred shareholders										$ 188,000	¥ 1,208,242
Convertible preferred stock, shares authorized												0	0			27,783,584	27,783,584
Subscription receivable of convertible preferred shares																$ 42,700	¥ 277,819	$ 50,000	¥ 327,294
Deemed dividend | ¥		¥ 55,281
Ordinary Shares
CONVERTIBLE PREFERRED SHARES
Outstanding convertible preferred shares were converted into ordinary shares	75,118,996